COMMONWEALTH CASH RESERVE FUND, INC.
Prospectus August 1, 2002

P.O. Box 1192    Richmond, Virginia  23209-1192
1-800-338-3383



The Commonwealth Cash Reserve Fund (the "Fund") is a money market fund and is designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations.


PFM Asset Management LLC. ("PFM Asset Management" or the "Adviser") serves as the Fund's investment advisor.


An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.



COMMONWEALTH CASH RESERVE FUND


A Fund for Institutional Investors



TABLE OF CONTENTS

Section							Page

Risk and Return Summary					3

Principal Risks						3

Performance 						4

Fund Expenses						5

Investment Objectives and Policies			6

Special Information About 				7
Cash Management For Municipalities and
Institutions

Valuation							7

Management of the Fund					8

How to Purchase and Redeem Shares of the Fund  10

Dividends, Tax and Related Information	     13

History of the Fund				     15

Financial Highlights				     16

Application to Open an Account		     17





RISK AND RETURN SUMMARY

Investment Objective and Principal Investment Strategies

Commonwealth Cash Reserve Fund (the "Fund") is a money market fund. The Fund seeks to provide its shareholders with as high current income as is consistent with stability, safety of principal and liquidity and to maintain a stable net asset value of $1.00 per share. To do so, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and invests only in securities that have remaining maturities of thirteen months or less.

The Fund invests exclusively in high-quality, short-term money market instruments. These instruments include:

* Unconditional Obligations of the United States Government or its agencies

* High quality debt obligations of U.S. Companies

* Obligations of Financial Institutions


Except for obligations of the U.S. Government, its agencies and municipalities, all securities purchased by the Fund -- or the companies that issue securities purchased by the Fund -- must be rated of high quality by Standard & Poor's Corporation ("S&P") and by Moody's Investor Services, Inc. ("Moody's"). In addition, all instruments acquired by the Fund are instruments in which municipalities and other government entities organized under the laws of the Commonwealth of Virginia are permitted to invest.

PRINCIPAL RISKS

Notwithstanding the high-quality securities in which the Fund exclusively invests, an investment in a money market fund such as the Fund is subject to certain basic risks.

One of these is related to interest rates -- the chance that falling short term interest rates will cause the Fund's income to decline.

A second is "management risk" -- the possibility that securities selected by the Fund's investment adviser will cause the Fund to underperform other money market funds.

Finally, the Fund is subject to "credit risk" -- the risk that the issuer of a security held by the Fund will fail to pay interest and principal in a timely manner. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.


PERFORMANCE

The following information illustrates how the Fund's performance has varied over time. The bar chart gives some indication of risk by showing changes in the Fund's performance from year to year. The table below the bar chart illustrates the Fund's average annual return for the periods indicated. Keep in mind that the information below is calculated on a calendar year basis, while corresponding information set forth in the Financial Highlights portion of this Prospectus is calculated based on the Fund's fiscal year. Of course, past performance is not a guarantee of future results.




1992	1993	1994<F1>1995  1996  1997  1998  1999  2000  2001

3.22% 2.58% 3.69%	  6.06% 5.46% 5.61% 5.57% 5.20% 6.43% 4.17%


<F1> For approximately two months during 1994 there were no shareholders in the fund.



Note: Results are shown on a calendar year basis; the Fund's fiscal year end, however, is March 31. The Fund's calendar year to-date annualized return, as of June 30, 2002, was 1.83%.


High quarter 	4th Qtr. 2000          1.64%

Low quarter 	4th Qtr. 2001	     0.59%




Average Annual Total Returns
(as of the calendar year        Past            Past            Past
ended December 31, 2001)        One Year        Five Years      Ten Years

Commonwealth Cash Reserve Fund  4.17%		5.40%		    4.80%





FUND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based upon gross expenses, without taking into account any fees that may have been waived by the Fund's investment adviser or other service providers.

		Management Fees (1)					.17%
		12b-1 Fees (2)						.02%
		Other Expenses						.05%
										----
		Total Fund Operating Expenses (3)		     0.24%


(1)	Figures shown under the heading "Management Fees" include both advisory and administration fees payable to the Fund's investment adviser. The Fund's adviser may, in its sole discretion, waive all or a portion of these fees in any year. During the year ended, March 31, 2002, the Fund's then current adviser waived fees equal to approximately ..08% of the Fund's average daily net assets. After giving effect to this fee waiver, the Management Fees paid by the Fund during the period shown were .09%. PFM Asset Management's goal is to maintain an overall expense ratio not to exceed 0.15% during the current fiscal year and expects to waive a portion of its fees during the current fiscal year, if necessary, to assist the Fund in achieving that level of expenses.

(2)	Expenses associated with the distribution of the Fund's shares include a fixed fee payable to the Fund's Distributor, as well as certain expenses incurred by the Distributor and for which the Distributor is reimbursed by the Fund under the Fund's 12b-1 Plan of Distribution. Under that plan, distribution related expenses paid by the Fund may not exceed .25% of the Fund's average daily net assets. During the fiscal year ended March 31, 2002 the Distributor voluntarily waived a portion of its fees. After giving effect to such waivers, Fund paid .01% in distribution fees during the period. The Distributor expects to waive a similar portion of its fees during the current fiscal year.


(3)	The Total Fund Operating Expenses in the table above do not
reflect voluntary waivers afforded to the Fund during the fiscal year ended March 31, 2002. Taking such fee waivers into account, the ratio of expenses to average daily net assets would be .15%.

EXPENSE EXAMPLE

This example allows you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It is based on the following assumptions: $10,000 initial investment; 5% total return on your investment each year; Fund operating expenses remain as shown in the table above throughout the period; and redemption at the end of each time period.

			1 year		$25
			3 years		$77
			5 years	     $135
			10 years         $306


This example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

INVESTMENT OBJECTIVE AND POLICIES

The objective of the Fund is to provide its shareholders with as high current income as is consistent with stability, safety of principal
and liquidity.   This objective may not be changed without the
approval of the Fund's outstanding voting securities.


To achieve its investment objective, the Fund is permitted to purchase the instruments described in this Prospectus.
The Fund will invest only when PFM Asset Management is satisfied that the credit risk presented by any investment is minimal.
Detailed information about the Fund's investment policies is included in the Statement of Additional Information.


Obligations of the United States Government. These are U.S. Treasury bills, notes and bonds, and securities issued, sponsored or unconditionally guaranteed as to payment of principal and interest by the United States or any agency of the United States. Examples of agencies of the United States include the Federal National Mortgage Association, Federal Home Loan Banks, Federal Farm Credit System, and Government National Mortgage Association.


Commercial Paper. The Fund will invest only in commercial paper of corporations organized under the laws of the United States or any state thereof, including paper issued by banks and bank holding companies, with a maturity of 270 days or less. All commercial paper purchased by the Fund will be rated both Prime-1 by Moody's and A-1 by S&P. The Fund will not invest more than 35% of its total assets in commercial paper and not more than 5% of its assets will be invested in the commercial paper of any one corporation.

Corporate Notes and Bonds. The Fund is authorized to invest in bonds, notes and other evidences of indebtedness or obligations issued by corporations organized under the laws of the United States
or any state.   All corporate debt obligations purchased by the Fund
will be rated at least Aa by Moody's and have a rating of at least
AA by S&P.   The Fund may purchase variable and floating rate
instruments.

Obligations of Banks. The Fund may purchase bankers' acceptances and certificates of deposit. Bankers acceptances are time drafts or bills of exchange created to finance trade goods and "accepted" by either a domestic bank or a foreign bank with an agency domiciled in the United States. Certificates of deposit are securities evidencing deposits in domestic banks and domestic offices of foreign banks.

Bank obligations will be considered for purchase by the Fund only if the securities are rated at least A-1 by S&P and P-1 by Moody's in the case of securities with maturities of one year or less.
A rating of at least AA by S&P and Aa by Moody's will be required before any bank obligation with a remaining maturity of over one year will be considered for purchase by the Fund. The Fund will not invest in any bank obligation with more than thirteen months remaining until maturity.

Municipal Obligations. The Fund may invest in the stocks, bonds, notes and other evidences of indebtedness of municipal entities including any state of the United States or any city, county, town or district situated in any one of the states of the United States upon which there is no default. See "Investment Policies" in the Statement of Additional Information for a discussion of additional criteria that municipal obligations must meet to be eligible for investment by the Fund.

Repurchase Agreements.   The Fund may enter into collateralized
repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.


SPECIAL INFORMATION ABOUT CASH MANAGEMENT FOR MUNICIPALITIES AND
INSTITUTIONS

Although suitable for a range of institutional investors, the Fund's investment objectives and strategies are consistent with the special cash management needs of municipalities, other governmental agencies and political subdivisions (collectively, "governmental units") that, like the Fund, are located in Virginia. Accordingly, the Fund invests only in those instruments in which governmental units are permitted to invest directly under Sections 2.2-4501 through 2.2-4510 of the Code of Virginia. Particularly when combined with the specialized cash management features available through the Fund, an investment in the Fund is also suitable for institutions, such as universities, hospitals, and not-for-profit organizations that must manage investments conservatively so as to assure the ability to meet changing cash flow needs. These features include the ability, without charge, to establish multiple accounts, the availability of detailed individual account information on request, assistance in complying with specialized accounting and record keeping required under certain provisions of the Internal Revenue Code (the "IRS Code"), such as the IRS Code's arbitrage rebate provisions.


VALUATION

The Fund values its portfolio based on the amortized cost method of valuation in accordance with rules adopted by the Securities and Exchange Commission ("SEC"). Under this method, the Fund's shares are normally valued at $1.00 per share. The amortized cost method permits the Fund to establish the value of each security held in the Fund's portfolio based on its cost to the Fund and to assume a constant amortization rate to maturity of any discount or premium. Accordingly, this valuation method does not reflect the impact of fluctuating interest rates on the market value of the security. Using this method, the Fund determines the net asset value of its portfolio as of 12:00 noon, Eastern Time, Monday through Friday exclusive of Federal holidays, except Good Friday (a "Business Day").
The Fund's net asset value per share -- the price at which shares of the Fund are purchased and redeemed -- is determined by dividing the value of the net assets of the Fund by the total number of shares outstanding.


MANAGEMENT OF THE FUND

The Fund's Board of Directors has overall responsibility for the business and affairs of the Fund. The Board of Directors has engaged various financial organizations to provide, among other things, day-to-day management services. These organizations are described below. In addition, the Board of Directors has appointed an Advisory Board. Members of the Advisory Board will not and may not be Directors or officers of the Fund but may be employees of shareholders of the Fund. The function of the Advisory Board is to consult with and advise the Board of Directors as to investments and any other matters relating to the business of the Fund. The Advisory Board does not have the authority to bind the Fund. The Statement of Additional Information sets forth the identity and other information about the Fund's Board of Directors and members of the Advisory Board.

Investment Advisory and Administration Arrangements

PFM Asset Management, the principal offices of which are located at One Keystone Plaza, Suite 300, North Front &
Market Streets, Harrisburg, PA 17101-2044, has served as the Fund's investment adviser since July 31, 2002, pursuant to the terms of its advisory agreement with the Fund ("Advisory Agreement"). PFM Asset Management is registered as an investment adviser under the Investment Advisers Act of 1940, and is under common ownership with Public Financial Management, Inc. ("PFM"), which served as the Fund's investment adviser prior to July 31, 2002. The terms and conditions of the Advisory Agreement, including advisory fees payable by the Fund, are substantially the same as those of the investment advisory agreement previously in effect, which agreement terminated on July 31, 2002.

In the aggregate, PFM Asset Management and PFM have acted as financial advisers and/or investment advisers to more than 1,000 cities, townships, boroughs, counties, school districts and authorities in 35 states. With more than $10 billion in funds under management, these companies providing their clients with financial, investment advisory, and cash management services. As of January 1, 2002, these clients included the Pennsylvania Local Government Investment Trust, the New Jersey Asset & Rebate Management Program, the California Asset Management Program, the TexasTERM Local Government Investment Pool, the Virgin Islands Public Finance Authority Bond Proceeds Management Program, and the Massachusetts Health and Educational Facilities Authority Short-Term Assets Reserve Fund, a state-wide investment pool for health and educational institutions.

Under the Advisory Agreement, PFM Asset Management is responsible for providing a continuous investment program and computing net asset value for the Fund, as well as maintaining the Fund books of account and related records.
All expenses incurred by PFM Asset Management in connection with the provision of such services to the Fund will be paid by PFM Asset Management other than the cost of securities (including brokerage commissions, if any) purchased by the Fund. As compensation for its services under the Advisory Agreement, PFM Asset Management is entitled to receive an annual fee, which is accrued daily and payable monthly, at the rate of .12% of the Fund's average daily net assets.
During the fiscal year ended March 31, 2002, PFM and not PFM Asset Management served as the Fund's investment adviser.
For its services during such period, PFM received advisory fees, after giving effect to the voluntary fee waiver then in in effect, equal to .09% of the average net assets of the Fund. This fee reflects the waiver of a portion of the management fee.

PFM Asset Management also serves as the Fund's administrator.
Under its agreement with the Fund (the "Administration Agreement"), PFM Asset Management provides all necessary administrative services, other than those relating to the Fund's investment portfolio and the maintenance of its accounting books and records. The Administration Agreement requires PFM Asset Management to provide office space and facilities, equipment and personnel necessary for the operation of the Fund, (including the payment of all compensation of those of the Fund's Directors, officers and employees who are affiliated persons of PFM); PFM oversees the preparation of tax returns, reports to shareholders and the Board of Directors of the Fund, and filings with the SEC and state "Blue Sky" authorities; and coordinates the activities of the Fund's various service providers. As compensation for its services under the Administration Agreement, PFM Asset Management is entitled to a fee, accrued daily and payable monthly, at the annual rate of .05% of average daily net assets. During the fiscal year ended March 31, 2002, PFM and not PFM Asset Management served as the Fund's administrator. For its administration services during the fiscal year ended March 31, 2002, PFM waived its fees and received no compensation under the Administration Agreement. In addition, PFM Asset Management serves as the Fund's Transfer Agent. For its services, PFM Asset Management is entitled to reimbursement of its out-of-pocket expenses incurred under the Transfer Agency Agreement but is not entitled to fees for services under that Agreement except as expressly agreed to by the Fund.

All other expenses not expressly assumed by PFM Asset Management under its agreements with the Fund are paid by the Fund, including, among other things, legal and audit expenses, fees and expenses of the Fund's custodian, share issuance and redemption costs and expenses of the Fund and its shares under federal and state securities laws, and interest, taxes and other non-recurring expenses, including litigation. The Fund bears the cost of the preparation and setting in type of its prospectuses and reports to shareholders and the costs of printing and distributing those copies of such prospectuses and reports sent to shareholders.

Distributor and Other Service Providers

Shares in the Fund are offered on a continuous basis through Commonwealth Financial Group, Inc.("Distributor"), the Fund's Distributor, pursuant to a separate
Distribution Agreement with the Fund. Jeffrey A. Laine, President and a Director of the Fund, is the President and sole shareholder of the Distributor. The Fund has adopted an Amended and Restated Distribution Plan (the
"Plan") entered into pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "Rule"). Under the Plan, the Fund may pay of up to .25% of its average daily net assets each year to the Fund's Distributor and/or to broker dealers and shareholder servicing agents who provide assistance in the distribution and retention of Fund shares. For the fiscal year ended March 31, 2002, the Fund paid $22,610, after waivers, in approved distribution expenses. See the Statement of Additional Information for further information.


All funds are deposited with Wachovia Bank, N.A., and securities are held by State Street Bank as Custodian.


HOW TO PURCHASE AND REDEEM SHARES OF THE FUND

Purchases

The Fund's shares are offered on a continuous basis at the Net Asset Value next determined after an order is entered and deemed effective on the basis described below under "When Shares Are Purchased and Dividends Declared and Paid." There is no sales charge. Subsequent investments may be made in any amount. Shares may be purchased through the Transfer Agent or the Distributor. Shares of the Fund are available to institutions, such as municipalities, other governmental entities, universities, hospitals and not-for -profit organizations ("Investors").

Opening Account(s)

A properly completed application (the "Application") must be sent to the Transfer Agent at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101-2044 upon opening a new account. A properly completed Application must be received by the Fund before a redemption request will be honored.


Initial investments may be made in either of two convenient ways:

1. By Mail. Payment may be made by check, money order, Federal Reserve draft, or negotiable bank draft payable to the order of the Fund for your account and mailed to:

Wachovia Bank, N.A
Attn:  Commonwealth Cash Reserve Fund
1021 East Cary Street
P.O. Box 26587
Richmond, VA 23261

2. By Wire. Payment may be wired in Federal Funds (money credited to a bank account with a Federal Reserve Bank) to the Fund's Custodian. To insure prompt and proper crediting to its account, an Investor choosing to place money in the Fund by wire should telephone the Transfer Agent in advance at 1-800-338-3383. The Investor should instruct its bank to wire funds to:

Wachovia Bank
Richmond, Virginia
ABA# 051000253
for credit to Commonwealth Cash Reserve Fund
Account No. 7911623867

Account Name and Number: The name in which the Investor wishes the Fund to carry the investment.

Additional Investments

Additional investments may be made in any amount after an account has been established by simply mailing directly to the Custodian (at the address indicated above under "By Mail") a check, money order or negotiable bank draft, made payable to the Fund, or by wiring funds (to the address indicated above under "By Wire") after calling the Transfer Agent in advance, as described above. In each case, the Investor should indicate its name and the account number to insure prompt and proper crediting of the account.

When Shares Are Purchased and Dividends Declared and Paid

The Fund seeks to be as fully invested as possible at all times to achieve high income. As the Fund will be investing in instruments which normally require same day payment in Federal Funds, the Fund has adopted certain procedures for the convenience of the Investor and to insure that the Fund has investable funds available to it.

Payments which are "accepted" before 12:00 noon, Eastern
Time, on any Business Day and which are received in or
converted to Federal Funds on that Business Day will be
invested in shares  (i.e., the purchase order will be
effective) at the Net Asset Value per share calculated on
that day.   Payments which are "accepted" after 12:00 noon,
Eastern Time on any Business Day will be invested in shares at the Net Asset Value per share as of the next Business
Day. In order for the purchase order to be accepted, the Fund must have received an acknowledged notification (written or verbal) and completed registration forms and payment in Federal Funds. Wire payments not in Federal Funds will normally be converted into Federal Funds on the Business Day after receipt of the wire by the Custodian. Payments transmitted by check will normally be converted to Federal Funds within one day after receipt by the Custodian. All checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank. Dividends are declared starting on the day the purchase order is effective and are not declared on the day on which the shares are redeemed. All dividends will be invested in additional shares of the Fund unless specific instructions are received to pay dividends in cash.

Confirmations

All purchases of shares will be confirmed and credited to the Investor in an account maintained by the Fund in full and fractional shares of the Fund (rounded to the nearest 1/1000 of a share). Share certificates will not be issued. The Fund reserves the right to reject any order for purchase of shares. In addition, the offering of shares may be suspended at any time (although this is not expected to occur) and resumed at any time thereafter.

Redemptions

The Fund provides day to day liquidity on any Business Day. Investors may withdraw their investment, in whole or in part, on any Business Day after receipt by the Fund in the proper form (i.e., use of one of the redemption methods described below) of a redemption request. Except for shares recently purchased by check, as discussed below, there is no minimum time period for any investment in the Fund.
There are no redemption fees or withdrawal penalties. A completed Application must have been received by the Fund before redemption requests of any kind will be honored.

Convenient Redemption Methods

An Investor has the flexibility of three redemption methods for easy and convenient access to the Fund. Under the first two methods, for security reasons, cash proceeds from redemptions are sent by the Fund only to the predesignated bank account(s) of the Investor. Such payments will be wired to the Investor's predesignated bank account in accordance with the Investor's instructions.

1. By Mail. Redemptions may be requested by a letter of instruction signed by an authorized signatory or signatories of the Investor, from the Investor indicating the account number, amount to be redeemed, and payment directions sent to:



Commonwealth Cash Reserve Fund, Inc.
c/o PFM Asset Management, LLC, Transfer Agent
One Keystone Plaza
Suite 300
North Front & Market Streets
Harrisburg, PA  17101-2044


The mailed redemption should contain the following information:

*  Account Number.

* Dollar amount or number of shares to be redeemed or a statement that all of the shares are to be redeemed. Payment instructions (redemption proceeds will be wired to an Investor's bank account designated by the Investor in the Application and specified in the redemption request).

*  Authorized signatures of the Investor.

2.	By Telephone.  The Fund will accept telephone requests for
redemption for payment to predesignated bank accounts. Such requests must be made by an authorized person. The account number and amount to be redeemed must be supplied by the Investor. To redeem by telephone call: 1-800-338-3383.

If the telephone call is received prior to 12:00 noon, Eastern Time, funds will be wired to the Investor's designated account on that same Business Day. Requests received after 12:00 noon will be processed on the next day that Net Asset Value is determined. Funds will remain invested in the Fund until the day that they are wired. The commercial bank account information supplied to the Fund must be in the exclusive name of the Investor. The Investor may at any time change or add designated bank accounts by completing and returning a form available from the Fund.

3. By Redemption Check. Wachovia Bank will provide each Investor, upon request and without charge, with a book of redemption checks.
An Investor wishing to use this redemption check procedure should notify the Fund or so indicate on the Application and will thereupon be issued redemption checks for this purpose. Redemption checks may be signed only by those authorized on the Application.

The Investor will be subject to applicable rules and regulations, but there is no charge to the Investor for the maintenance of this redemption check writing privilege or for the clearance of any redemption checks. An Investor may have a redemption checking privilege for each separate account. When a redemption check is presented to Wachovia Bank for payment, the Transfer Agent will cause the Fund to redeem a sufficient number of full and fractional shares in the Investor's account to cover the amount of the redemption check. The redemption check procedure enables the Investor to continue receiving dividends on those shares which are equal to the amount being redeemed by the redemption check until such time that the redemption check is presented to the Custodian for payment.

An Investor should be certain that adequate Fund shares (which were not recently purchased by check) are in the account to cover the redemption check. See "Redemption Procedures" below for special requirements as to Fund shares recently purchased by check. If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." Redemption checks may not be used to close an account. This privilege may be modified or terminated at any time by the Fund or the Custodian upon notice to shareholders.


Redemption Procedures

Redemption of shares will occur at the next determined Net Asset Value following the receipt of a request for redemption in proper form (as discussed above in "Convenient Redemption Methods") by the Fund. If received before 12:00 noon, a redemption request will normally be processed on the day it is received and except as set forth below, no more than seven days after a proper request for redemption is received. Redemption requests for shares purchased by a check (irrespective of whether the check is a regular check, cashier's or official bank check) within the prior fifteen days will be processed as stated above; however, payment of redemption proceeds relating to shares purchased by check within fifteen days of the date on which the redemption request was received may be delayed by the Fund until a determination is made that the check given in purchase has cleared, which may be up to fifteen days from the purchase date. Possible delays in redemptions can be eliminated by using wire payments in Federal Funds or Federal Reserve Drafts to pay for purchases.

If the Board of Directors of the Fund determines that it would be detrimental to the best interest of the remaining investors to make payment wholly in cash, the Fund may pay the redemption price from the portfolio of the Fund, in lieu of cash, in conformity with the rules of the Securities and Exchange Commission. It should be noted that the management of the Fund considers the prospect highly remote that the Fund would redeem shares using this "in kind" provision.


DIVIDEND, TAX AND RELATED INFORMATION

Dividends

All of the Fund's net income will be declared daily as dividends and are paid monthly, normally on the first business day of the following month (and always as of such day) in additional shares at the Net Asset Value (ordinarily $1.00 per share). All dividends will be invested in additional shares of the Fund unless specific instructions are received to pay dividends in cash. Each shareholder will receive, on a monthly basis, a summary of his account(s), including information on dividends declared during the month and the shares credited to the account(s) through reinvestment of dividends. A shareholder who redeems all his shares receives on the next dividend payment date the amount of all dividends declared for the month to the date of redemption.

Daily dividends will be calculated as follows: the net income for dividend purposes will be calculated immediately prior to the calculation of the Net Asset Value and will include accrued interest and original issue and market discount earned since the last evaluation, plus or minus any realized gains or losses (which are not included in the Fund's yield), less the estimated expenses of the Fund and amortized original issue and market premium for the period. Under this dividend policy, the daily dividend declared on the Fund's shares may fluctuate.


Taxes

The Fund has qualified and expects to remain qualified under Subchapter M of the IRS Code ("Subchapter M"). If the Fund so qualifies, it will not pay federal income taxes on earnings it distributes. If the Fund has any net long-term capital gains it intends to pay a capital gains distribution in accordance with the timing requirements imposed by the Subchapter M.

Dividends of net investment income and distributions of net realized capital gains (except to the extent reduced by capital losses to the shareholder) are taxable to shareholders (except tax-exempt share-holders) whether they are received in cash or reinvested in shares of the Fund. Shareholders will be notified annually as to the federal tax status of dividends or distributions paid. Redemptions of Fund shares may result in taxable gain to the redeeming shareholder if the redemption proceeds exceed the shareholder's adjusted basis for the redeemed shares.

Federal income tax law requires the Fund to withhold tax at a rate of 31% from dividends and redemptions (including exchanges) that occur with respect to shareholder accounts if the shareholder has not properly furnished a certified correct taxpayer identification number and has not certified that withholding does not apply.

The foregoing summarizes certain federal tax considerations relating to taxation of the Fund and its shareholders. The summary does not discuss all aspects of federal income taxation that may be relevant to a particular shareholder based upon the shareholder's particular investment circumstances or to certain types of shareholders subject to special treatment under the federal income tax laws. It does not discuss any aspect of state, local or foreign tax laws. Prospective shareholders should consult their tax advisors with respect to the effects of investment in the Fund on them.

Reports to Shareholders; Independent Auditors

Shareholders will receive annual reports containing financial statements audited by independent auditors and semi-annual reports containing unaudited statements. In addition, the Fund provides for each Investor account (including multiple accounts): confirmations of all investment or redemption transactions, individual monthly account statements, and individual account information on request.

Ernst & Young LLP, located at Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, Pennsylvania 19103, currently serves as the Fund's independent auditors.


HISTORY OF THE FUND

The Fund is a separate class of shares of Commonwealth Cash Reserve Fund, Inc. ("Corporation")<F1>, which was incorporated in the Commonwealth of Virginia on December 8, 1986 and is classified as an open-end, "no load," diversified, series, registered investment company. "Open-end" means that the Fund is continuously available for investment or redemption. "No load" means that there is no sales charge at any time for either purchases or redemptions of Fund shares (although the Fund has a distribution plan). "Diversified" means that the Fund meets certain diversification requirements set forth in the Investment Company Act of 1940. "Series" means that the Corporation is authorized to offer additional investment portfolios in the future, each of which will be treated for investment purposes as a separate investment company. "Registered" means that it is registered with the Securities and Exchange Commission under the Investment Company
Act of 1940 and must conform with various organizational and operational standards.

_______________

<F1>Note:  The Virginia Stock Corporation Act (the "Virginia Act")uses the terms "class" and "series" in a manner different from the mutual fund industry typical disclosure and other documents. The Virginia Act uses the term "class" to represent what the mutual fund industry means by the "portfolio" or "series". Likewise, the Virginia Act uses the term "series" to represent what the mutual fund industry means by "class". Under the Virginia Act, the Fund is a separate class, but in keeping with the mutual industry terminology, all further descriptive terms are those familiar to the industry.


Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share.
The total returns in the table represents the rate that an investor would have earned on an investment in the Fund. The financial highlights for years ended March 31, 2002, 2001, 2000 and 1999 have been audited by Ernst & Young LLP. The financial highlights for the year ended March 31, 1998 have been audited by the Fund's previous auditors. These financial highlights, along with the Fund's financial statements, are included in the Fund's Annual Report for the year ended March 31, 2002, which is incorporated by reference in the Statement of Additional Information, which is available upon request.




                       Fiscal Year Ending March 31,

				2002			2001			2000			1999			1998
For a Share Outstanding
Throughout Each Year

NET ASSET VALUE
BEGINNING OF YEAR		$1.000		$1.000		$1.000		$1.000		$1.000
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income	 0.031 	 	 0.062		 0.053		 0.053		 0.055

  Total From Operations  0.031		 0.062	 	 0.053	 	 0.053		 0.055

LESS:  DISTRIBUTIONS
  Net Investment Income	(0.031)		(0.062)		(0.053)		(0.053)		(0.055)
  Total Distributions	(0.031)		(0.062)		(0.053)		(0.053)		(0.055)

NET ASSET VALUE,
END OF YEAR	      	$1.000		$1.000		$1.000		$1.000		$1.000
Total Return		 3.12%	       6.46%	       5.43%		 5.40%	 	 5.68%

Ratios/Supplemental Data
Net Assets, End of
Year (000)       	    $249,044		$252,502	    $135,708	    $113,731	    $120,359
Ratio of Expenses to
 Average Net Assets	 0.15% 	 	 0.15%    		 0.15%		 0.15%		 0.15%
Ration of Expenses to
 Average Net Assets
 Before Fee Waivers	 0.23			 0.24%	 	 0.25%		 0.25%	 	 0.25%
Ratio of Net Investment
 Income to Average Net
 Assets			 3.07%		 6.24			 5.34%		 5.28%		 5.54%
Ratio of Net Investment
 Income to Average Net
 Assets before Fee
 Waivers			 2.99%		 6.15%		 5.24%		 5.18%		 5.44%






		Application to Open an Account



Commonwealth Cash Reserve Fund, Inc.
c/o PFM Asset Management LLC, Transfer Agent
One Keystone Plaza
Suite 300
North Front & Market Streets
Harrisburg, PA  17101-2044



	Dated: ___________________, 20_____

The undersigned Investor hereby applies for shares of Commonwealth Cash Reserve Fund, Inc. (the "Fund").

By execution of this form, which may be in confirmation of verbal information already given, the Investor represents and warrants that the Investor has the full power and authority to make investments, that the assets being invested are not subject to any restrictions under an indenture or other agreement that prohibits investment in the Fund, and that the funds invested are of a type authorized for this investment as described in the Prospectus. The persons signing on behalf of an investor warrant that they are authorized to make investments on behalf of the Investor. All persons signing represent that they have received and read the Fund's current Prospectus. The Investor appoints PFM Asset Management LLC as Transfer Agent to record the receipt of dividends and distributions and arrange for automatic reinvestment, and appoints Wachovia Bank, N.A. and State Street Bank as Custodians, to hold all instruments and money owned by the Investor in the Fund and to receive interest and other income thereon.

The establishment of this account is subject to acceptance by the Fund and is subject to the conditions under "How To Invest In The Fund" and "How To Redeem The Investment" and other provisions contained in the Prospectus.



Authorized Signature



Title



For Account Service and Redemption: Call 1-800-338-3383


Shareholder Information
Legal Name
Street Address
City
State
ZIP
Primary Contact Name
Title
Phone Number
Fax Number


Secondary Contact Name
Title
Phone Number
Fax Number
Send Account Statements and Confirms to:

Street Address

City
State
ZIP


Send Duplicate Account Statements to:

Street Address

City
State
ZIP


Deposit Information
Method of Investment:

	__  Check Enclosed.  Make check payable to:
				Commonwealth Cash Reserve Fund, Inc.
	__  Wired Funds.  Wire funds to:	Wachovia Bank
						Richmond, Virginia
						ABA #051000253
		For credit to Commonwealth Cash Reserve Fund
		Account Number 7911623867

Initial Deposit Amount
Name of Bank Wiring Funds
Bank Address


Taxpayer Identification Number (TIN)

If the information required by this section is not provided, Backup Withholding of 20% of taxable dividends, capital gains distributions and proceeds of redemptions and exchanges will be imposed under federal tax regulations.

Enter your TIN (Social Security number of individuals or employer I.D. number of entities, including corporations, partnerships, estates and trusts):


Check all applicable boxes:
__ I have not been notified by the IRS that I am currently subject to Backup Withholding.

__  I am an exempt recipient.

__  I am neither a citizen nor a resident of the United States.

Signature Authorization

PFM Asset Management LLC is hereby authorized to act as agent for the recorded owner of the shares in effecting purchases and redemptions of shares and is authorized to recognize the signature(s) below in payment of funds resulting from such redemptions on behalf of the recorded owner of such shares, including redemptions, if any, made by Redemption Check.
PFM Asset Management LLC shall be liable only for its own negligence and not for the default or negligence of its correspondents, or for losses in transit.

Under penalties of perjury, I (we) certify that the information provided in the TIN section of this application is true, correct and complete.

I (we) certify to my (our) capacity to act in behalf of the entity named above, to invest, and if applicable, to open a checking account based on shares of the Fund.

Name (Please print)
Title
Signature

Name (Please print)
Title
Signature

Name (Please print)
Title
Signature

Name (Please print)
Title
Signature

Number of signatures required for
redemption requests

Name of Investor, Trustee or other Fiduciary
Signature of Applicant
Date




Withdrawal Instructions



__ Check Redemption.  Please establish a Redemption Checking
Account at Wachovia Bank and send us a supply of Redemption Checks. We understand this checking account will be subject to the rules and regulations of Wachovia Bank pertaining thereto, as amended from time to time, except that there will be no service fees or other charges imposed on the Investor. We understand that checks may only be signed by those persons authorized on this Application.


__ Wire Transfer to Predesignated Banks. Redemption by wire transfer is requested. Wachovia Bank is authorized to honor telephonic or written instructions without signature guarantees from any person for redemption of any or all Fund shares so long as redemption proceeds are transmitted to one of the accounts identified below.




Bank Name

Bank's ABA
Routing Number
Bank
Address

Title of Account at Bank (Must be the same as that in which the Fund shares are recorded)
Account Number



Bank Name

Bank's ABA
Routing Number
Bank
Address

Title of Account at Bank (Must be the same as that in which the Fund shares are recorded)
Account Number



Bank Name

Bank's ABA
Routing Number
Bank
Address

Title of Account at Bank (Must be the same as that in which the Fund shares are recorded)
Account Number









FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The Fund's annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance over the past year.

You may want to read the Statement of Additional Information ("SAI") for more information on the Fund and the securities it invests in.
The SAI is incorporated into this prospectus by reference, which means that it is legally considered to be part of this prospectus.

You can get free copies of the semi-annual and annual reports and the SAI, request other information and get answers to your questions by calling the Fund at 800-338-3383 or by writing to Commonwealth Cash Reserve Fund, Inc. P.O. Box 1192, Richmond, VA 23209-1192.

To invest or make additional deposits in the Fund, to redeem shares, or for yield information or general account inquires, contact the Fund's Transfer Agent at 800-338-3383.

To request new account applications or to invest in the Fund, please contact the Fund's Distributor, Commonwealth Financial Group, Inc. at (856) 751-5220.


You can review and copy the Fund's reports and SAI at the Public
Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.
You can get text-only copies of these documents.


For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, calling 202-942-8090, or by electronic request to:  publicinfo@sec.gov.


Free from the SEC's website at http://www.sec.gov.





The Fund's Investment Company Act File number is 811-4933.



Commonwealth Cash Reserve Fund, Inc.
Prospectus








Investment Advisor
PFM Asset Management LLC
One Keystone Plaza
Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania  17101-2044

Distributor
Commonwealth Financial Group, Inc.
38 Cohasset Lane
Cherry Hill, New Jersey  08003

Custodian
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Administrator and Transfer Agent
PFM Asset Management LLC
One Keystone Plaza
Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania  17101-2044

Independent Auditors
Ernst & Young LLP
Two Commerce Square, Suite 4000
2001 Market Street
Philadelphia, Pennsylvania  19103

Co-Counsel
McGuireWoods LLP
One James Center
901 E. Cary Street
Richmond, Virginia  23219

Corsell Talman LLC
Rose Tree Corporate Center II, Suite 6020
1400 North Providence Road
Media, PA  19063




STATEMENT OF ADDITIONAL INFORMATION

COMMONWEALTH CASH RESERVE FUND, INC.
P.O. Box 1192
Richmond, Virginia  23209-1192
1-800-338-3383


This Statement of Additional Information ("Statement of Additional Information") relates to shares of Commonwealth Cash Reserve Fund ("Fund"), a series of shares issued by Commonwealth Cash Reserve Fund, Inc. ("Corporation"). It is not a prospectus and is only authorized for distribution when preceded or accompanied by the prospectus ("Prospectus") for the Fund, dated August 1, 2002.
This Statement of Additional Information contains more detailed information about the Fund and the Corporaton than that set forth in the Prospectus and should be read in conjunction with the Prospectus, additional copies of which can be obtained from the "Fund" at the address and telephone number printed above or from the Fund's distributor, Commonwealth Financial Group, Inc. ("Distributor"), 38 Cohasset Lane, Cherry Hill, New Jersey 08003, 856-751-5220.


		TABLE OF CONTENTS

										Page
INVESTMENT POLICIES							2
INVESTMENT RESTRICTIONS							4
DIRECTORS AND OFFICERS							5
ADDITIONAL INFORMATION ABOUT INVESTMENT ADVISORY
ARRANGEMENTS								9
DISTRIBUTION ARRANGEMENTS						10
YIELD INFORMATION								12
VALUATION									13
GENERAL INFORMATION							13




The date of this Statement of Additional Information is August 1, 2002.


INVESTMENT POLICIES
The following information supplements the discussion of investment objectives and policies of the Fund found under "Investment
Objective and Policies" in the Prospectus.


Additional Requirements for Commercial Paper

As stated in the Prospectus, the Fund may only purchase commercial paper which either satisfies certain statutory requirements or is approved by the Board of Directors of the Fund in accordance with certain statutory procedures. Absent such Board of Directors' approval, commercial paper must meet the following statutory criteria:

a) 	The issuing company must have a net worth of at least fifty
	million dollars;
b) 	The net income of the issuing company must have averaged three
	million dollars per year for the five years immediately previous
	to purchase; and
c) 	All existing senior bonded indebtedness of the issuing company
	must have been rated A or better by Moody's Investors Service, Inc. and Standard & Poor's Corporation.


Ratings of Commercial Paper and Corporate Bonds

Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor's Corporation ("S&P"). Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety: A-1, the highest of the three, indicates the degree of safety is very strong; A-2 indicates that the capacity for timely repayment is strong; A-3 indicates that capacity to repay is satisfactory but more vulnerable to the adverse effects of changes in circumstances than obligations rated A-1 or A-2. Moody's Investors Service, Inc. ("Moody's") employs the designations of Prime-1, Prime-2 and Prime-3, to indicate the relative capacity of the issuers to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for repayment, but to a lesser degree than Prime-1. Prime-3 issues have an acceptable capacity for repayment, but the effects of industry characteristics and market competition may be more pronounced.

Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to adverse effects of changes in circumstances and economic conditions.

Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated
Aa are judged to be of high quality. They are rated lower than the best bonds because margins of protection may not be as large or because fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

The ratings of Moody's and S&P represent their opinions as to the quality of various securities. It should be emphasized, however, that ratings are not absolute standards of quality.


Additional Requirements for Municipal Obligations

The Fund may only purchase municipal obligations that are legal investments for governmental units in Virginia under Section 2.2-4501 of the Code of Virginia, as it may be amended from time to time. The following municipal obligations are permitted investments for the Fund.

Obligations of the Commonwealth - Stocks, bonds, notes and other evidences of indebtedness of the Commonwealth of Virginia, and those unconditionally guaranteed as to the payment of principal and interest by the Commonwealth of Virginia.


Obligations of Other States - Stocks, bonds, notes and other evidences of indebtedness of any state of the United States upon which there is no default and upon which there has been no default for more than ninety days; provided, that within the twenty fiscal years next preceding the making of such investment, such state has not been in default for more than ninety days in the payment of any part of principal or interest of any debt authorized by the legislature of such state to be contracted.


Obligations of Virginia Governmental Units - Stocks, bonds, notes and other evidences of indebtedness of any county, city, town, district, authority or other public body in the Commonwealth of Virginia upon which there is no default; provided, that if the principal and interest be payable from revenues or tolls and the project has not been completed, or if completed, has not established an operating record of net earnings available for payment of principal and interest equal to estimated requirements for that purpose according to the terms of the issue, the Fund will invest in such instruments only when PFM Asset Management LLC ("PFM Asset Management" or "Adviser"), the Fund's investment adviser, is satisfied that the credit risk with respect to the issuer is minimal.


Obligations of Governmental Units in Other States - Legally authorized stocks, bonds, notes and other evidences of indebtedness of any city, county, town or district situated in any one of the states of the United States upon which there is no default and upon which there has been no default for more than ninety days; provided, that (i) within the twenty fiscal years next preceding the making of such investment, such city, county, town or district has not been in default for more than ninety days in the payment of any part of principal or interest of any stock, bond, note or other evidence of indebtedness issued by it; (ii) such city, county, town or district shall have been in continuous existence for at least twenty years; (iii) such city, county, town or district has a population, as shown by the federal census next preceding the making of such investment, of not less than 25,000 inhabitants; (iv) the stocks, bonds, notes or other evidences of indebtedness in which such investment is made are the direct legal obligations of the city, county, town or district issuing the same;
(v) the city, county, town or district has power to levy taxes on the taxable real property therein for the payment of such obligations without limitation of rate or amount; and (vi) the net indebtedness of such city, county, town or district (including the issue in which such investment is made), after deducting the amount of its bonds issued for self-sustaining public utilities, does not exceed ten percent of the value of the taxable property in such city, county, town or district, to be ascertained by the valuation of such property therein for the assessment of taxes next preceding the making of such investment.


Turnover and Portfolio Transactions

In general, the Fund will purchase instruments with the expectation of holding them to maturity. However, the Fund may to some degree engage in trading to attempt to take advantage of short-term market variations. The Fund may also sell investments in order to meet redemptions or as a result of revised management evaluations of the issuer. The Fund will have a high annual portfolio turnover because of the short maturities of the instruments held, but this should not affect the Net Asset Value or income, as brokerage commissions are not usually paid on the purchase, sale, or maturity of the instruments in which the Fund invests.

The Fund will seek to obtain the best net price (yield basis) and the most favorable execution of orders. Purchases will be made directly from the issuers or underwriters, or dealers or banks which specialize in the types of instruments purchased by the Fund. Purchases from underwriters will reflect a commission or concession paid by the issuer to the underwriter and purchases from dealers may include the spread between the bid and the ask price. If the execution and price offered by more than one dealer are comparable, the order may be allocated by PFM Asset Management to a dealer which has provided research advice (including quotations on investments). By allocating transactions to obtain research services, the Fund enables PFM Asset Management to supplement its own research and analyses with the views and information of others. Purchase and sale orders for securities or instruments held by the Fund may be combined with those of other investment companies or accounts which PFM Asset Management manages in the interest of the most favorable net results for all. When PFM Asset Management determines that a particular security or instrument should be bought or sold for the Fund and other accounts managed by PFM Assset Management, PFM Asset Management undertakes to allocate those transactions among the participants equitably, usually on the basis of the sizes of the participating accounts.

INVESTMENT RESTRICTIONS

The Fund has adopted the investment restrictions set forth below. Unless otherwise expressly noted, each investment restriction is a fundamental policy of the Fund and cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund. As defined in the Investment Company Act of 1940 ("1940 Act"), a majority of the outstanding voting securities means the lesser of (a) 67 percent of the shares of the Fund at a meeting where the holders of more than 50 percent of the outstanding voting securities are present in person or by proxy; or (b) more than 50 percent of the outstanding voting securities of the Fund.

(1) The Fund may not make any investments other than those permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia as those terms are used in Section 2.2-4501 through 2.2-4510 of the Code of Virginia of 1950, as it may be amended from time to time. The Fund may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. However, it may purchase marketable securities which are legal investments even though the issuer invests in real estate or has interests in real estate.

(2) The Fund may not purchase any securities if more than 25% of its total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks).

(3) The Fund may not buy the obligations of any issuer, other than the United States Government, its agencies and instrumentalities, if more than 5% of its total assets (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States Government, its agencies and instrumentalities.

(4) Although the Fund may not lend money or assets, it can buy those debt obligations or use those deposit instruments in which it is permitted to invest (see "Investment Objective and Policies" in the Prospectus). It can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, the Fund will not enter into repurchase agreements maturing in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements.

(5) The Fund may not invest for the purpose of exercising control or management of other issuers.

(6) The Fund may not sell securities short (i.e. sell securities that it does not own) and may not buy securities on margin.

(7) The Fund may not engage in the business of underwriting securities issued by other persons, except to the extent the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of investment securities. Also, it may not invest in restricted securities. Restricted securities are securities which cannot be freely sold for legal reasons.

(8) The Fund can only borrow from banks for temporary or emergency purposes on an unsecured basis and only up to 20% of the value of its total assets. The Fund will not borrow to increase its income but only to meet redemptions. The Fund will not purchase any security or instrument at any time when borrowings are 5% or more of its total assets.

(9) The Fund may not purchase securities of any other investment company if (i) the Fund and any company or companies controlled by it would then own, in the aggregate, more than 3% of the voting securities of such investment company or (ii) more than 10% of the Fund's total assets would then be invested in investment companies.

(10) The Fund may not issue senior securities or senior shares as defined in the Investment Company Act of 1940, provided that the Fund may borrow from banks to the extent and for the purposes set forth in restriction (8) above.

It is the position of the Securities and Exchange Commission (and an operating, although not a fundamental policy of the Fund) that money market funds such as the Fund not make certain illiquid investments if thereafter more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements having a maturity of more than seven days; and (iv) investments which are not readily marketable. The Fund does not expect to own any investment which is not readily marketable but it is possible that market quotations may not be readily available as to the obligations of banks which are of relatively small size. Therefore, the obligations of such smaller banks will be purchased only within the 10% limit unless (i) they are payable at principal amount plus accrued interest within seven days after purchase or on demand within seven days after demand; or (ii) the Board of Directors determines that a readily available market exists for such obligations. It should be noted that, should the Fund enter into repurchase agreements maturing in more than seven days up to the full amount permitted by restriction
(4) above, it would not be able to make any of the other investments discussed in this paragraph. If the 10% limitation on investing in illiquid securities is adhered to at the time of investment, but later increased beyond 10% resulting from a change in values of net Fund assets, the Fund shall then in bring the percentage of illiquid investing back into conformity as soon as practicably possible.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease beyond the specified limit resulting from a change in values of net Fund assets will not be considered a violation of the above percentage investment restrictions, with the exception of the restriction on borrowing, (8) above; but the Fund shall then use prudence in bringing all percentage restrictions back into conformity. For borrowing (restriction (8) above), if the 20% limitation on borrowing is adhered to at the time of investment, but later increased beyond 20% but no more than 33% resulting from a change in values of net Fund assets, it will not be considered a violation of the Fund's limitation on borrowing; nevertheless, the Fund shall then use prudence in bringing the percentage of borrowing back into conformity. Should borrowing exceed more than 33% of the value of the Fund's total assets resulting from a change in values of net fund assets at any time, the Fund shall then reduce borrowings to no more than 33% within three days and will continue to use prudence in bringing the percentage of borrowing back into conformity.


DIRECTORS AND OFFICERS

The Corporation's Board of Directors ("Board") is responsible for the overall supervision of the Fund and the Corporation. Each member of the Board was elected by the Corporation's shareholders. Under the Corporation's Amended and Restated Bylaws, each member of the Board will hold office until his successor is elected and qualified or until his earlier resignation or removal. Vacancies on the Board may be filled by the remaining Board members until the next shareholders' meeting. Day to day conduct of the affairs of the Fund and the Corporation are the responsibility of the Corporation's officers.

Officers and Affiliated Directors. The following table sets forth certain information about the Corporation's Officers, as well as those members of the Board who are affiliated with the Advisor or Disributor and are therefore "interested persons" of the Fund as that term is defined in the 1940 Act.

Name, Address		Position(s)	Served	Principal Occupation(s)					Number of		Other
and Age			Held With	Since		During Past 5 Years					Portfolios		Directorships
				Corporation											in Complex		Held by
																Overseen by		Director
																Director



Jeffrey A. Laine		Director,	1986		President, Commonwealth Financial Group, 			1			0
38 Cohasset Lane		President			Inc., (the Fund's Distributor) 1994-present;
Cherry Hill, NJ 08003	& Treasurer			President, Laine Financial Group, Inc., (an
Age: 44							investment advisory firm) 1992-present;


Martin Margolis		Director,   1996		President, PFM Asset Management, LLC (the 		1			0
One Keystone Plaza	Vice 				Fund's investment advisor) 2001-present;
Suite 300			President			Managing Director, Public Financial Management,
North Front & Market 					Inc. (an investment advisory firm) 1986-
Streets							present;
Harrisburg, PA 17101-
2044
Age: 57
1996


Arthur E. Anderson II	Secretary	1994		For more than the last five years, Mr. 			1			0
One James Center						Anderson has been a partner of the law firm
901 E. Cary St.						of McGuireWoods LLP.
Richmond, VA 23219
Age: 43




The Corporation does not pay fees to those directors who are "interested persons" or to any of the Corporation's officers. No officer of the Corporaton received any remuneration as an officer or employee of the Corporation during the Corporation's fiscal year ended
March 31, 2002, nor does the Corporation intend to pay any remuneration to any officer during the current fiscal year.
McGuire Woods LLP, the law firm of Arthur E. Anderson II, the
Fund's Secretary, received an aggregate of $13,800 in payment for legal services during the Corporation's last fiscal year. The
Distributor, of which Mr. Laine, the Corporation's President, is the president and sole shareholder, received an aggregate of $22,610 of which $11,610 were reimbursements of actual expenses and the remainder was compensation during the Corporation's last fiscal year for serving as the Corporation's Distributor.

Independent Directors. The following table sets forth certain information about those members of the Board who are not "interested persons" of the Corporation as that term is defined in the 1940 Act ("Independent Directors").



Name, Address		Position(s)	Served	Principal Occupation(s)					Number of		Other
and Age			Held With	Since		During Past 5 Years					Portfolios		Directorships
				Corporation							     				in Complex		Held by
												     				Overseen by		Director
												     				Director



Giles Dodd			Director	1996		Retired Finance Assistant to City Manager,		1			0
921 Lindsley Drive					City of Greenville, South Carolina, 1995-
Virginia Beach, VA 					1996;	Member International City Management
23454								Association; Virginia Local Government
Age: 75							Management Association, Government Finance
								Officers Association; Past President
						   		Virginia Government Finance Officers
								Association.


Robert J. Fagg, Jr.	Director	1986		Retired Director of the Annual Giving			1			0
1605 Westcastle Drive					Program, Virginia Commonwealth
Richmond, VA 23233					University, 1981-1998, Development
Age: 62							Officer, 1974-1981;


Robert R. Sedivy		Director	1996		Vice President-Finance and Treasurer, 			1			0
3804 Wellesley Terrace					Collegiate School, Richmond, Virginia,
Circle							1988-present; Past President Virginia
Richmond, VA  23233					Association of Independent Schools,
								Financial Officers Group.




Each of the Independent Directors receive from the Corporation an annual retainer of $1,000 plus $250 per meeting attended.
For the fiscal year ended March 31, 2002, such fees totaled $5,750; amounts received by each Independent Director are set forth under the heading "Compensation Arrangements." The Independent Directors are responsible for the nomination of any individual to serve as an Independent Director.

Advisory Board. The Board of Directors has appointed an Advisory Board to provide consultation and advice to the Corporation from time to time. Members of the Advisory Board receive no compensation from the Corporation. The following table sets forth certain infor-mation about those individuals serving on the Advisory Board as of June 30, 2002.



Name, Address		Position(s)	Served	Principal Occupation(s)					Number of		Other
and Age			Held With	Since		During Past 5 Years					Portfolios		Directorships
				Fund								     				in Complex		Held
												     				Overseen



Larry W. Davenport	Advisory	1995		Director of Finance, Southeastern Public 			1			0
1944 Ravencroft Lane	Board 			Service Authority, Virginia, 1998-present;
Virginia Beach, VA 	Member			Financial Analyst, City of Virginia Beach,
23454								Virginia, 1998-present;
Age: 55


Dennis W. Kerns		Advisory	1996		Director of Finance, King George County, 			1			0
19128 Sturgis Lane	Board			 	2001-Present; Director of Finance, Culpeper
Warrenton, VA 20186	Member			County, 1997-2001;  Member of the Government
Age: 65							Finance Officers Association; Past President
								of the Virginia Government Finance Officers
								Association.


Christopher Martino	Advisory	1996		Director of Finance, Prince William County, 		1			0
1 County Complex Ct.	Board				Virginia, February 1996-present; Certified
Prince William, VA 	Member			Public Accountant, Member of the Government
22192								Finance Officers Association.
Age: 45



Roger W. Mitchell, Jr.	Advisory	1994		Director of Finance/Treasurer, Town of 			1			0
9461 Jamesons Mill Rd.	Board				Culpepper, Virginia, 1991-present; Member
Culpepper, VA 22701	Member			of the Virginia Treasurers Association;
Age: 41							Member of the Virginia Government Finance
 								Officers Association; Member of Virginia
								Local Government Auditors Association.


Clarence A. Robinson	Advisory	1998		Director of Fiscal Affairs, City of 			1		  0
1401 Prince Edward St.	Board				Fredericksburg, 1986-present;
Fredericksburg, VA 	Member
22401
Age: 54





Compensation Arrangements

As noted above, members of the Advisory Board received no compensation from the Corporation. The table below shows compensation paid by the Corporation to the members of the Board and the Corporation's officers.




Name and Position		Aggregate Compensation		Total Compensation
				From Corporation			From Corporation
Giles Dodd
Director				$2,000				$2,000

Robert J. Fagg
Director				 2,000				 2,000

Jeffrey A. Laine
Director, President
and Treasurer			    -0-				    -0-

Martin Margolis
Director and Vice President	    -0-				    -0-

Robert Sedivy
Director				 1,750				 1,750

Arthur E. Anderson
Secretary				    -0-				    -0-



Total					$5,750				$5,750


Director Ownership of Securities of the Corporation. The table below sets forth information about each Director's beneficial ownership in shares of the Corporation as of March 31, 2002(1).


										Aggregate Dollar
										Range of Equity
					Dollar Range of Equity		Securities in All Funds
Name					Securities in the Fund		Overseen by Director

Interested Directors

Jeffrey A. Laine			none(1)				none(1)
Martin Margolis			none(1)				none(1)

Independent Directors

Giles Dodd				none(1)				none(1)
Robert J. Fagg, Jr.		none(1)				none(1)
Robert R. Sedivy			none(1)				none(1)



Principal Holders of Securities

Set forth below is certain information as to all persons known to the Corporation to own of record or beneficially 5% or more of the Fund's shares on April 30, 2002.



Investor					Number of Shares 4/30/02		Share %

Arlington County				12,741,557.13	                   5.08%
Delaware River Port Authority		58,608,449.99				23.36%
City of Fredericksburg			14,993,329.19				 5.98%
City of Norfolk				28,399,280.69				11.32%
City of Roanoke				24,707,618.14				 9.85%
Prince William County			29,474,594.54				11.75%
City of Virginia Beach			19,326,171.74				 7.70%



ADDITIONAL INFORMATION ABOUT MANAGEMENT

Additional Information About Investment Advisory Arrangements

Prior to July 31, 2002, Public Financial Management, Inc. ("Prior Manager"), a company under common ownership with the Adviser, served as the Fund's investment adviser. The terms and conditions of the Advisory Agreement between the Adviser and the Corporation relating to the Fund, including advisory fees payable by the Fund, are substantially the same as the investment advisory agreement between the Corporation and the Prior Manager, which agreement terminated on July 31, 2002.

In addition to the provisions of the Advisory Agreement relating to the Fund and PFM Asset Management described in the Prospectus, the Advisory Agreement contains the provisions described below.

The Advisory Agreement, which first became effective on July 31, 2002, was approved by the Board of Directors, including a majority of the Independent Directors, at a meeting of the Board of Directors held on April 25, 2002, and was approved by the holders of a majority of the outstanding voting securities of the Fund at a meeting held on July 19, 2002. In approving the Advisory Agreement, the Board considered a number of factors, including the nature and quality of the advisory services to be rendered to the Fund under the Advisory Agreement. In particular, the Board considered the fact that, although PFM Asset Management does not currently provide investment advisory services to registered investment companies other than the Fund, both the Adviser and the Prior Manager are owned by the same individuals and further that implementation of the Advisory Agreement would not result in any material change in the identity of the portfolios managers responsible for providing investment advisory services to the Fund.
The Board also considered the performance achieved for the Fund by such portfolio managers for the Fund and the ability of the Adviser to respond effectively to the exclusively institutional shareholders base currently served by the Fund. The Board also considered the experience and qualifications of the Adviser's personnel, including both the individual portfolio managers and those officers of the investment adviser who are responsible for the day-to-day operation of the Fund. The Board also considered the rate at which the Fund's advisory fee is calculated under the Advisory Agreement and representations by the Adviser that the Adviser did not contemplate any changes in the voluntary fee waiver policy followed by the Prior Manager with respect to the Fund. The Board also considered the collateral benefits that will accrue to the Adviser as a result of its relationship to the Fund, with particular reference to the ability of the investment adviser to make a money-market fund available to its institutional clients.

The Advisory Agreement will continue in effect, unless sooner terminated in accordance with its terms, for two years. Thereafter, such agreement will continue in effect from year to year if approved annually (i) by the Board or by a majority of the shares outstanding and entitled to vote and (ii) by a majority of the Independent Directors. The Advisory Agreement will terminate automatically in the event of its assignment
(as defined in the Investment Company Act of 1940) and may be terminated at any time without penalty by PFM Asset Management upon 60 days' written notice to the Corporation. The Advisory Agreement may be terminated by the Corporation at any time without penalty, provided that such termi-nation by the Fund shall be directed or approved by the Board or by the holders of a majority of the Fund's shares at the time outstanding and entitled to vote.

The Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, PFM Asset Management is not liable for any error of judgment, mistake of law or loss in connection with PFM Asset Management's performance of the Advisory Agreement and permits PFM Asset Management to act as an investment adviser for any other organization, firm, corporation or person.

For the fiscal years ended March 31, 2002, 2001, and 2000, advisory fees were payable to the Prior Manager in the amounts of $295,033, $233,955, and $171,093, respectively, of which $67,854, $69,681, and $63,856, respectively were waived. Fees for fiscal years ended March 31, 2002, 2001, and 2000, were payable at an annual rate of .12% of the first $200 million of average daily net assets; .10% of such assets over $200 million up to $400 million; .09% of such assets over $400 million up to $600 million, and .08% of such assets over $600 million. The fee payable to PFM Asset Management under the Advisory Agreement is calculated at the same rate.


Additional Information About the Administration Agreement

In addition to the provisions of the Administration Agreement (the "Administration Agreement") between PFM Asset Management and the
Corporation described in the Prospectus, the Administration Agreement contains the provisions described below.

As part of its duties under the Administration Agreement, PFM Asset Management (i) maintains the books and records (other than financial books and records)of the corporation; oversees its insurance relationships; prepares all required tax returns, proxy statements, reports to its shareholders and Directors, and reports to and other filings with the Securities and Exchange Commission and any other governmental agency; (ii) prepares such applications and reports as may be necessary to register or maintain the Corporation's regi-stration and/or registration of its shares under the securities or "Blue Sky" laws of the Commonwealth of Virginia and other states where shares may be sold; (iii) responds to all inquiries or other communi-cations of shareholders and broker-dealers, if any; and (iv) oversees all relationships between the Corporation and its custodian and accountants, including the negotiation of agreements in relation thereto and the supervision of the performance of such agreements and oversees all administrative matters which are necessary or desirable in connection with the issue or redemption of shares issued by the Corporation.

The Administration Agreement was initially approved by the Fund's Board on April 25, 2002. It became effective on July 31, 2002. For its services under the Administration Agreement, PFM Asset Management is entitled to receive an annual fee of .05% of average daily net assets of the Fund. The Administration Agreement will remain in effect, unless earlier terminated, from year to year if approved annually by the Directors, including a majority of the Independent Directors. The Administration Agreement may be terminated at any time without penalty by PFM Asset Management upon 60 days' written notice to the Fund. It may be terminated by the Fund at any time without penalty upon 60 days' written notice to PFM Asset Management, provided that such termination by the Fund shall be directed or approved by the vote of a majority of its Directors, including a majority of the Independent Directors.

For the fiscal years ended March 31, 2002, 2001, 2000, fees of $127,517, $98,280, and $71,288, respectively, were payable to the Fund's then current administrator all of which administration fees were waived.


DISTRIBUTION ARRANGEMENTS

The Fund has adopted an Amended and Restated Distribution Plan (the "Distribution Plan") under Rule 12b-1 under the 1940 Act, which permits the Fund to bear certain expenses in connection with the distribution of its shares, provided the requirements of the rule are met. Under the Distribution Plan, the Fund is authorized to pay (i) all fees and expenses relating to the qualification of the Fund and/or its shares under the securities or state "Blue Sky" laws of The Commonwealth of Virginia and any other states in which the Fund may sell shares;
(ii) all fees under the Securities Act of 1933 and the 1940 Act, including fees in connection with any application for exemption relating to or directed toward the sale of the Fund's shares;
(iii) all fees and assessments of the Investment Company Institute or any successor organization, irrespective of whether some of its activities are designed to provide sales assistance; and (iv)all fees and costs incurred in conjunction with any activity reasonably determined by the Board of to be primarily intended and reasonably calculated to result in the sale of shares of the Fund.

The Distribution Plan further authorizes the Fund to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of Fund shares, in an amount not to exceed .25% of the Fund's average daily net asset value in any year. The Distribution Plan does not authorize reimbursement of expenses incurred by the Distributor or others assisting in the distribution of Fund shares in one fiscal year from amounts available to the Fund under such plan in subsequent fiscal years. Therefore, if expenses of distribution incurred by the Distributor and others in any fiscal year exceed .25% of the average daily net asset value of the Fund for such fiscal year, the amount of such excess expenses will not be reimbursed by the Fund. Further, payments or reimbursement made under the Distribution Plan may be made only as determined from time to time by the Board. Expenses for which the Distributor may seek reimbursement include advertising and direct mail expenses, costs of printing and mailing prospectuses and sales literature to prospective investors, payments to third parties who sell shares of the Fund and compensation of brokers, dealers and other intermediaries, general administrative overhead of the Distributor (including payment of compensation to sales personnel involved in the sale of Fund shares), administrative support allocable to efforts to sell Fund shares, sales promotion expenses and shareholder servicing expenses (trail commissions) and any other costs of effectuating the Distribution Plan. The Distribution Plan also authorizes the Fund to make direct payments to registered broker-dealers and other persons, including banks, who assist the Fund in distributing or promoting the sale of Fund shares or who enter into shareholder processing and service agreements pursuant to which services directly resulting in the sale of Fund shares are provided.

For the fiscal years ended March 31, 2002, 2001, and 2000, the Fund paid after giving effect to waivers, $22,610, $32,100, and $25,200, respec-tively, pursuant to the Distribution Plan. All of these amounts were paid in accordance with the Distribution Agreement.

The Distribution Plan was initially approved by the Fund's shareholders at a meeting held on November 29, 1990, and was last approved by the Board at a meeting held on April 25, 2002.

Unless terminated as indicated below, the Distribution Plan shall continue in effect from year to year only so long as such continuance is specifically approved at least annually by a vote of the Board and of the Qualified Directors. The Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Directors or by the vote of the holders of a majority of the outstanding shares of the Fund. The Distribution Plan may not be amended to increase materially the amount of payments to be made without shareholder approval and all amendments must be made by the Board including the Qualified Directors. The Distribution Plan will terminate automatically in the event of its assignment (as defined in the Investment Company Act of 1940) and may be terminated by the Fund on 14 days' written notice to the Distributor and by the Distributor on 60 days' written notice to the Fund.

As stated in the Prospectus, shares of the Fund are offered on a continuous basis through the Distributor, pursuant to a Distribution Agreement effective June 13, 1994. The Distribution Agreement was last approved for continuance by the Board on April 25, 2002, and was approved by the shareholders of the Fund on July 6, 1994. The Distribution Agreement provides that the Fund will pay (or will enter into arrangements providing that persons other than the Fund will pay) for all expenses of the offering of its shares, including but not limited to, the following: (i) the registration of the Fund and/or its shares under federal and state securities laws, (ii) the preparation, printing and distribution of the Fund's prospectuses, statements of additional information, proxy statements, notices and reports and actions required by federal and state securities laws,
(iii) the preparation, printing and distribution of advertising and sales literature for use in the offering of the Fund's shares and the printing and distribution of reports to shareholders used as sales literature, and (iv) the issuance of the Fund's shares (including any stock issue and transfer tax).

As compensation for its activities under the Distribution Agreement, in addition to any expense reimbursement received by the Distributor pursuant to the Distribution Plan, the Distributor receives a monthly asset-based fee at an annual rate calculated in accordance with the following schedule:


Monthly Average of Daily		Asset Based Fee
Net Assets					(Annual Rate)

Under $100mm				$12,000
Over $100mm-$200mm			$18,000
Over $200mm-$300mm			$24,000
Over $300mm-$400mm			$30,000
Over $400mm-$500mm			$36,000
Over $500mm-$600mm			$42,000
Over $600mm-$700mm			$48,000


Under the Distribution Agreement, the Distributor pays from its own resources (or will enter into arrangements providing that persons other than the Distributor or the Fund shall pay) or promptly reimburse the Fund for all other expenses in connection with its offering for sale and the sale of the Fund's shares which are not allocated to the Fund under the Distribution Agreement.


YIELD INFORMATION

There are two methods by which the Fund's yield for a specified period of time is calculated. The first method, which results in an amount referred to as the "current yield," assumes an account containing exactly one share at the beginning of the period. The
Net Asset Value of this share will be $1.00 except under extraordinary circumstances. The net change in the value of the account during the period is then determined by subtracting this beginning value from the value of the account at the end of the period. However, capital changes, if any, are excluded from the calculation (i.e., realized gains and losses from the sale or redemption of securities or instruments and unrealized appreciation and depreciation). So that the change will not reflect the capital changes to be excluded, the dividends used in the yield computation may not be the same as the dividends actually declared, as the capital changes in question may affect the dividends declared. See "Dividend and Tax Information" in the Prospectus. Instead, the dividends used in the yield calculation will be those which would have been declared if the capital changes had not affected the dividends.

This net change in the account value is then divided by the value of the account at the beginning of the period (i.e., normally $1.00, as discussed above), and the resulting figure (referred to as the "base period return") is then annualized by multiplying it by 365 and dividing it by the number of days in the period. The result is the "current yield". Normally, a seven day period will be used in determining yields (both the current yield and the effective yield discussed below) in published or mailed communications.

The second method results in an amount referred to as the compounded "effective yield". This represents an annualization of the current yield with dividends reinvested daily. The effective yield for a seven day period would be computed by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result, the computation to be made to the nearest 1/100 of 1 percent.

Since the calculations of both kinds of yields do not take into consideration any realized or unrealized gains or losses on the Fund's portfolio securities or instruments, which may have an effect on dividends, the dividends declared during a period may not be the same on an annualized basis as either kind of calculated yield for that period.


The Fund's current yield for the seven days ended March 31, 2002 was 1.86% and its effective yield for that period was 1.87%.


	The Fund's performance, or the performance of securities in which it invests, may be compared to:

	IBC/Donoghue's Money Fund Average, which are average yields of various types of money market funds that include the effect of compounding distributions and are reported in IBC/Donoghue's Money Fund Report; the average yield reported by the Bank Rate Monitor National Index for money market deposits accounts offered by the 100 leading banks and thrifts institutions in the ten largest standard metropolitan statistical areas;
	other mutual funds, especially to those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report, The Wall Street Journal, Barron's, Lipper Analytical Services, Inc., CDA Investment Technology, Inc. or Bloomberg Financial Markets, a financial information network; yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by Telerate, a financial information network, byBloomberg Financial Markets or by broker-dealers; yields on investment pools that operate in a manner consistent with the SEC's Rule 2a7 of the 1940 Act;
	and to other fixed-income investments such as Certificates of Deposit (CDs).

Yield information may be useful to investors in reviewing the Fund's performance. However, a number of factors should be taken into account before using yield information as a basis for comparison with alternative investments. The Fund's yield is not guaranteed. It may fluctuate slightly on a daily basis. The yield for any given past period is not an indication or representation by the Fund of future yields or rates of return on its shares and, therefore, it cannot be compared to yields on direct investment alternatives which often provide a guaranteed fixed yield for a stated period of time. However, some of such alternative investments may have substantial penalties on their yield in the case of early withdrawal, may have different yields for different balance levels, may have minimum balance requirements, which may earn less than the balance above the minimum, in order to earn the stated yield, or may require relatively large single investments to get comparable yields at all, none of which is the case with the Fund. All of the Fund's shares earn dividends at the same rate.

VALUATION

As noted in the Prospectus, the Fund values its portfolio on the basis of the amortized cost method of valuation. While the amortized cost method provides certainty in valuation, there may be periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the Fund's shares may tend to be lower than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates for market prices for all of its portfolio instruments and changing its dividends based on these changing prices. The converse would be true in a period of rising interest rates. The Board has established procedures (the "Procedures") designed to monitor the difference, if any between the Fund's Net Asset Value per share determined in accordance with the amortized cost method of valuation and the value that would be obtained if the Fund's portfolio were "marked to market" i.e. price based on available market quotations. "Available market quotations" may include actual market quotations (valued at the mean between the bid and ask prices), estimates of market value reflecting current market conditions based on quotations or estimates of market value for individual portfolio instruments, or values obtained from yield data relating to a directly comparable class of securities published by reputable sources.

Under the Procedures, if the extent of any deviation between the "mark to market" net asset value per share and the net asset value per share based on amortized cost exceeds one-half of 1%, the Board must promptly consider what action, if any, will be initiated. When the Board of Directors believes that the extent of any deviation may result in material dilution or other unfair results to investors or shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or other unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a net asset value per share using available market quotations.


GENERAL INFORMATION

Further Information About Purchases and Redemptions

As is stated in the Prospectus, if the Board determines that it would be detrimental to the interests of the remaining investors to redeem shares wholly or partly in cash, the Fund may pay the redemption price in whole or in part by the distribution in kind of investments from the portfolio of the Fund, in lieu of cash and in conformity with the applicable rules of the Securities and Exchange Commission. The Fund, however, has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Net Asset Value of the Fund during any 90 day period for any one Investor. Should redemptions by an Investor exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming investors might incur brokerage costs in converting the assets into cash. The method of valuing investments used to make redemptions in kind will be the same as the method of valuing portfolio investments under "Net Asset Value" in the Prospectus and such valuation will be made as of the same time the redemption price is determined. It should be noted that the management of the Fund considers the prospect highly remote for redeeming shares in the Fund using the "in-kind" provision.


The right of redemption may be suspended or the date of payment may be postponed: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the Securities and Exchange Commission by rule or regulation; (ii) during periods in which an emergency, as determined by the Securities and Exchange Commission, exists making disposal of portfolio securities or instruments or determination of the net assets of the Fund not reasonably practical; or (iii) for such other periods as the Securities and Exchange Commission may permit. Payment of redemption proceeds relating to shares purchased by check within 15 days of the date on which the redemption request was received may be delayed by the Fund until a determination is made that the check given in purchase has cleared, which may be up to fifteen days.


Financial Statements

The Fund's financial statements as of March 31, 2002 have been audited by Ernst & Young LLP. Such statements and accompanying report are included in the Fund's Annual Report to Shareholders for the year ended March 31, 2002, and are hereby incorporated by reference in this Statement of Additional Information. The Financial Highlights for years ended March 31, 1998 were audited by the Fund's previous auditors.

























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COMMONWEALTH CASH RESERVE FUND


Investment Adviser
PFM Asset Management, LLC
One Keystone Plaza
Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania  17101-2044

Distributor
Commonwealth Financial Group, Inc.
38 Cohasset Lane
Cherry Hill, New Jersey  08003

Custodian
State Street Bank & Trust Company .
225 Franklin Street
Boston, MA 02110

Administrator and Transfer Agent
PFM Asset Management, LLC
One Keystone Plaza
Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania  17101-2044

Independent Auditors
Ernst & Young LLP
Two Commerce Square, Suite 4000
2001 Market Street
Philadelphia, Pennsylvania  19103

Co-Counsel
McGuire Woods LLP
One James Center
901 E. Cary Street
Richmond, Virginia  23219

Corsell Talman LLC
Rose Tree Corporate Center II, Suite 6020
1400 North Providence Road
Media, PA  19063